Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other related party transactions
Legal Fees	$ 145,177	$ 164,373	$ 129,600
Interest Expense	367,246	441,986	107,792
Board of director fees	$ 245,000	$ 182,500	$ 185,000